Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$209,140,057.98	0.8365602	$193,083,048.50	0.7723322	$16,057,009.48
Class A-2-B Notes	$121,301,233.63	0.8365602	$111,988,168.13	0.7723322	$9,313,065.50
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$737,451,291.60	0.7279803	$712,081,216.62	0.7029360	$25,370,074.98

Weighted Avg. Coupon (WAC)	3.24%		3.23%
Weighted Avg. Remaining Maturity (WARM)	49.30		48.36
Pool Receivables Balance	$781,895,050.24		$755,380,013.39
Remaining Number of Receivables	50,081		49,330

Adjusted Pool Balance	$752,761,278.15		$727,391,203.17

III. COLLECTIONS

Principal:
Principal Collections	$25,443,396.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$389,762.07
Total Principal Collections	$25,833,158.62

Interest:
Interest Collections	$2,113,701.12
Late Fees & Other Charges	$44,652.89
Interest on Repurchase Principal	$-
Total Interest Collections	$2,158,354.01

Collection Account Interest	$8,836.86
Reserve Account Interest	$901.73
Servicer Advances	$-

Total Collections	$28,001,251.22

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$28,001,251.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,001,251.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$651,579.21	$-	$651,579.21	651,579.21
Collection Account Interest					$8,836.86
Late Fees & Other Charges					$44,652.89
Total due to Servicer					$705,068.96

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$172,540.55		$172,540.55
Class A-2-B Notes		$82,085.56		$82,085.56
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$688,927.28		$688,927.28	688,927.28

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$26,456,845.81

9. Regular Principal Distribution Amount:					25,370,074.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$16,057,009.48
Class A-2-B Notes				$9,313,065.50
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,370,074.98		$25,370,074.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,370,074.98		$25,370,074.98

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,086,770.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,133,772.09
Beginning Period Amount	$29,133,772.09
Current Period Amortization	$1,144,961.87
Ending Period Required Amount	$27,988,810.22
Ending Period Amount	$27,988,810.22
Next Distribution Date Required Amount	$26,866,081.54

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.03%	2.10%	2.10%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.02%	48,846	98.86%	$746,748,778.36
30 - 60 Days	0.74%	364	0.85%	$6,451,594.61
61 - 90 Days	0.20%	100	0.24%	$1,825,580.83
91-120 Days	0.04%	20	0.05%	$354,059.59
121 + Days	0.00%	0	0.00%	$-
Total		49,330		$755,380,013.39

Delinquent Receivables 30+ Days Past Due
Current Period	0.98%	484	1.14%	$8,631,235.03
1st Preceding Collection Period	0.97%	485	1.11%	$8,645,971.10
2nd Preceding Collection Period	0.73%	369	0.83%	$6,683,759.09
3rd Preceding Collection Period	0.76%	392	0.88%	$7,348,351.96
Four-Month Average	0.86%		0.99%

Repossession in Current Period		47		$904,588.97
Repossession Inventory		68		$650,817.07

Current Charge-Offs
Gross Principal of Charge-Offs				$1,071,640.30
Recoveries				$(389,762.07)
Net Loss				$681,878.23

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.05%

Average Pool Balance for Current Period				$768,637,531.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.06%
1st Preceding Collection Period				0.74%
2nd Preceding Collection Period				0.50%
3rd Preceding Collection Period				0.47%
Four-Month Average				0.69%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	75	582	$8,084,955.44
Recoveries	57	431	$(3,555,171.55)
Net Loss			$4,529,783.89
Cumulative Net Loss as a % of Initial Pool Balance			0.43%

Net Loss for Receivables that have experienced a Net Loss *	54	435	$4,537,680.33
Average Net Loss for Receivables that have experienced a Net Loss			$10,431.45

Principal Balance of Extensions			$2,871,790.73
Number of Extensions			145

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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